ORGANIZATION, BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage	99.99%		99.99%
Cash FDIC insured amount	$ 250,000
Inventory written down value	$ 11,246
Income tax likelihood, description	greater than 50%
Corporate income tax rate	21.00%
Auriferous and Diamondiferous [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Inventory written down value	$ 135,656	$ 0
Cash [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Cash translation amount	44,799
Brazilian Reais [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Cash FDIC insured amount	$ 250,000
Mineracao Duas Barras Ltda [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage	50.00%		50.00%
RST Recursos Minerais Ltda [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage	99.99%		99.99%
Hercules Brasil Comercioe Transportes Ltda [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage	46.17%		30.10%
Mineracao Apollo Ltda [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage	24.56%		9.84%